Significant accounting policies - Schedule of Residual Values Over their Useful Lives (Details)	12 Months Ended
Dec. 31, 2024
Furniture and Fittings [Member]
Schedule of Residual Values Over their Useful Lives [Line Items]
Estimated useful life	3 years
Office equipment [Member]
Schedule of Residual Values Over their Useful Lives [Line Items]
Estimated useful life	3 years
Building [Member]
Schedule of Residual Values Over their Useful Lives [Line Items]
Estimated useful life	50 years
Motor Vehicles [Member]
Schedule of Residual Values Over their Useful Lives [Line Items]
Estimated useful life	5 years
Security Equipment [Member] | Top of range [member]
Schedule of Residual Values Over their Useful Lives [Line Items]
Estimated useful life	3 years
Security Equipment [Member] | Bottom of range [member]
Schedule of Residual Values Over their Useful Lives [Line Items]
Estimated useful life	7 years
Renovation [Member] | Top of range [member]
Schedule of Residual Values Over their Useful Lives [Line Items]
Estimated useful life	3 years
Renovation [Member] | Bottom of range [member]
Schedule of Residual Values Over their Useful Lives [Line Items]
Estimated useful life	7 years